Other liabilities	12 Months Ended
Dec. 31, 2023
Other liabilities
Other liabilities

23.   Other liabilities

Other liabilities comprise the following at December 31:

	2023			2022
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Remuneration payable	—	63,091	63,091	—	55,791	55,791
Tax payables	—	27,960	27,960	—	37,628	37,628
Other liabilities	199	10,152	10,351	12	11,113	11,125
Total	199	101,203	101,402	12	104,532	104,544

Tax payables

Tax payables comprise the following at December 31:

	As of year ended December 31
	2023	2022
	US$'000	US$'000
VAT	17,384	20,905
Accrued social security taxes payable	6,444	6,195
Personal income tax withholding payable	927	896
Other	3,205	9,632
Total	27,960	37,628